Document and Entity Information	Dec. 12, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 12, 2024
Entity File Number	001-39029
Entity Registrant Name	Mediaco Holding Inc.
Entity Central Index Key	0001784254
Entity Incorporation, State or Country Code	IN
Entity Tax Identification Number	84-2427771
Entity Address, Address Line One	48 West 25th Street, Third Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10010
City Area Code	212
Local Phone Number	229-9797
Title of 12(b) Security	Class A Common Stock, par value $0.01 per share
Trading Symbol	MDIA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false